19. BORROWINGS AND FINANCING (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 263,437,340	R$ 182,267,490
Brazilian Reais [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		590,083	311,309
US dollar [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	16,251,663	9,209,982
EUR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 9,501,988	R$ 8,705,458

[1]	Considers Oi Movels First Issue Private Debenture. Even though this is a local debt, denominated in Brazilian reais, it is compounded on a daily basis based on the US dollar foreign exchange rate.